Intangible Assets (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₪ 2,278	₪ 2,937
Domestic fixed-line communications [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,548	1,548
Cellular telephone [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	685	1,163
International communications and internet services [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	40	181
Walla Communications [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		7
others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5	₪ 5
Multi-channel television (DBS) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets